SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Oct. 22, 2020	Sep. 30, 2020	Jul. 08, 2020	Jun. 16, 2020	Apr. 22, 2020	Feb. 06, 2020
T1 Payment, LLC[Member]
Claim against the merchant services					$ 649,312
Note Holder [Member]
Debt conversion, converted shares, indebtedness owed			24,000,000			27,000,000
Debt conversion, converted amount, indebtedness owed			$ 72,000			$ 81,000
Note Holder [Member] | Oct. 01, 2020 [Member]
Debt conversion, converted shares, indebtedness owed		8,854,782
Debt conversion, converted amount, indebtedness owed		$ 75,000
First Capital Venture [Member]
Claim against the merchant services					$ 649,312
Lefkowitz [Member]
Annual budget	$ 10,000,000
Disaster Relief Loan [Member]
Loan approved				$ 150,000